Exceptional items (Tables)	6 Months Ended
Jun. 30, 2024
Analysis of income and expense [abstract]
Schedule of Exceptional Items

	For the three months ended June 30,		For the six months ended June 30,
	2024	2023	2024	2023
	€m	€m	€m	€m
Business transformation program (1)	12.3	10.5	32.8	38.6
Fortenova Acquisition integration costs (2)	—	(0.5)	—	1.3
Information Technology transformation program (3)	—	0.4	—	0.6
Settlement of legacy matters (4)	0.1	0.1	3.1	0.1
Total exceptional items	12.4	10.5	35.9	40.6